LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN BOND FUND

June 1, 2000

Dear Shareholder,

During the six months ended April 30, 2000, the J.P. Morgan Bond Fund posted a 1.37% return, underperforming the 1.42% return of the Salomon Smith Barney Broad Investment Grade Bond Index, but outperforming the 0.90% return of the Lipper Intermediate Investment Grade Debt Funds Average.

The fund's net asset value declined to $9.71 on April 30, 2000, from $9.87 on October 31, 1999. During the year, the fund made distributions of approximately $0.30 per share from ordinary income. On April 30, 2000, the net assets of the fund were approximately $225 million, while the assets of The U.S. Fixed Income Portfolio, in which the fund invests, amounted to approximately $1.6 billion.

This report includes a discussion with William Tennille, the portfolio manager primarily responsible for The U.S. Fixed Income Portfolio. In this interview, Bill talks about the events of the previous six months that had the greatest effect on the portfolio and discusses his investment strategy.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.


Sincerely yours,


/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated


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   TABLE OF CONTENTS
   LETTER TO THE SHAREHOLDERS............1   FUND FACTS AND HIGHLIGHTS.........6
   FUND PERFORMANCE......................2   FINANCIAL STATEMETS...............8
   PORTFOLIO MANAGER Q&A.................3
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FUND PERFORMANCE

EXAMINING PERFORMANCE

One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                      TOTAL RETURNS               AVERAGE ANNUAL TOTAL RETURNS
                                                 -------------------       -----------------------------------
                                                 THREE       SIX             ONE         FIVE        TEN
AS OF APRIL 30, 2000                             MONTHS      MONTHS          YEAR        YEARS       YEARS*
--------------------------------------------------------------------       -----------------------------------
J.P. Morgan Bond Fund                            1.65%        1.37%          0.33%       6.19%       7.21%
Salomon Smith Barney Broad
  Investment Grade Bond Index**                  2.18%        1.42%          1.17%       6.79%       8.13%
Lipper Intermediate Investment
  Grade Debt Funds Average***                    1.58%        0.90%          0.10%       5.84%       7.45%

AS OF MARCH 31, 2000
--------------------------------------------------------------------       -----------------------------------
J.P. Morgan Bond Fund                            1.88%        2.70%          1.54%       6.63%       7.24%
Salomon Smith Barney Broad
  Investment Grade Bond Index**                  2.19%        2.03%          1.81%       7.14%       8.07%


*THE FUND COMMENCED OPERATIONS ON 7/12/93. RETURNS FOR THE PERIOD 1/1/90 THROUGH 7/31/93 REFLECT THE PERFORMANCE OF THE PIERPONT BOND FUND, THE FUND'S PREDECESSOR, WHICH COMMENCED OPERATIONS ON 3/11/88. THE FUND'S AVERAGE ANNUAL TOTAL RETURN FROM THE INCEPTION DATE ON 7/12/93 THROUGH 4/30/00 IS 7.73%.

**THE SALOMON SMITH BARNEY BROAD INVESTMENT GRADE BOND INDEX IS AN UNMANAGED, MARKET-WEIGHTED INDEX THAT MEASURES BOND MARKET PERFORMANCE AND CONTAINS APPROXIMATELY 4,700 INDIVIDUALLY PRICED INVESTMENT-GRADE BONDS. THE INDEX DOES NOT INCLUDE FEES OR EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

***DESCRIBES THE AVERAGE TOTAL RETURN FOR ALL FUNDS IN THE INDICATED LIPPER CATEGORY, AS DEFINED BY LIPPER INC., AND DOES NOT TAKE INTO ACCOUNT APPLICABLE SALES CHARGES. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT THE REIMBURSEMENT OF CERTAIN EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER.

PORTFOLIO MANAGER Q&A

[PHOTO]

The following is an interview with WILLIAM G. TENNILLE, vice president and member of the portfolio management team for The U.S. Fixed Income Portfolio, in which the fund invests. Bill joined Morgan in 1992 and has extensive experience across a broad range of markets, including mortgage securities and derivatives. He is a graduate of the University of North Carolina. This interview was conducted on May 9, 2000, and reflects Bill's views on that date.

WHAT SEPARATED THE WINNERS FROM THE LOSERS IN THE FIXED INCOME MARKETS OVER THE PAST SIX MONTHS?

WT: It all depended on whether you correctly anticipated the timing and the degree to which the Treasury yield curve would invert. If you loaded up on Treasuries, particularly long bonds, before or early on in the inversion process, you won. If you held on to spread product - corporate bonds, mortgages, agencies, and the like - which continued to widen substantially against Treasures, you lost. We were fortunate to have taken the former path.

HOW WOULD YOU CHARACTERIZE THE FIXED INCOME MARKETS DURING THIS PERIOD?

WT: For various reasons, the market became extremely illiquid and, by extension, extremely volatile. Driven to an extent by stock market volatility, we in the fixed income markets saw wave after wave of volatility run through different parts of the market at different times. It wasn't a constant flow, as from time to time the market would simply become exhausted and do nothing at all. Then something would happen - a tech sell-off, or a disappointing earnings report, for example - and that would upset the market and send investors scurrying for the exits. We went through numerous waves of this sort of behavior, from periods of calm to periods of high volatility.

DID Y2K END UP HAVING ANY IMPACT?

WT: Yes and no. In itself, it wasn't an issue. There was no appreciable market upheaval caused by computer glitches linked directly to Y2K. The real problem was caused by the government's effort to quell Y2K-related fears by pumping massive amounts of liquidity into the marketplace. This helped Y2K become a relative non-event, but once this period was over, the Treasury Department acted fairly quickly to take that money back. Unfortunately, people had gotten used to having a lot of cash around and a lot of liquidity, so when the Treasury started draining excess cash out of the system, it tipped the balance and market illiquidity ensued as rates rose across the short and intermediate part of the yield curve, while the yield on long Treasuries plummeted.

WHAT IMPACT HAS THE GOVERNMENT'S ANNOUNCED BUYBACK OF LONG-TERM DEBT HAD ON FIXED INCOME MARKETS?

WT: It's no longer an "announced" buyback, but one that's very much underway. The Treasury recently affirmed that it will retire $30 billion in debt this year. When you have this much product being taken out of the system, there's obviously less to go around to those investors who need or want U.S. Treasuries of all maturities. The result has been higher demand leading to higher prices leading to lower yields leading to a deeper inversion of the yield curve than was already present.

HOW DID YOU POSITION THE PORTFOLIO TO TAKE ADVANTAGE OF MARKET CONDITIONS DURING THE PAST SIX MONTHS?

WT: As alluded to earlier, very early on in the movement of the yield curve toward inversion, we reduced our positions in mortgages, corporates, and other spread securities, and put much of that money into Treasuries. Certainly with what has been happening on the curve, owning Treasuries, particularly on the long end, has been a very rewarding strategy.

We sold other sectors of the market during those brief windows when conditions were favorable. The more extended sectors, like emerging market debt and high yield debt, actually benefited for a short period, and we did well in these sectors.

With emerging market debt, we benefited from holdings in Mexican bonds, which were re-rated to investment grade in early March. I would point out, however, that all of our emerging market exposure was in dollar-denominated Brady bonds from the higher rated countries.

Overall, the high yield market was most susceptible to day-to-day market conditions, because it has the closest connection to the equity markets, which have been relatively illiquid for a number of months now. As a result, prices for these securities have been lower and spreads have been wider. We reduced where we could at levels we were comfortable with, but we weren't totally out of the high yield market during that time period, nor do I think anyone else was.

DO YOU SEE ANY OF THE SPREAD PRODUCTS BEING ATTRACTIVE?

WT: There have been a couple of times that we added spread products. For example, when mortgages got to be 200 basis points over Treasuries, we added a little bit. We had pretty good timing there, as the spreads on these securities have narrowed since. In corporates, we've reduced our exposure to 4-5% below the Index. Corporates have been behaving like high yields lately in terms of their sensitivity to equities, so it's been a very expensive market to play with respect to bid/offer spreads.

LOOKING AHEAD TO THE NEXT QUARTER, WHAT DO YOU SEE HAPPENING TO FIXED INCOME MARKETS?

WT: I think that so long as Mr. Greenspan is uncomfortable with the things he sees out there - the increasing cost of hiring good people, the rising price of oil, red hot Gross Domestic Product numbers and so on - he's certainly going to continue to raise rates in an attempt to slow our economy and ward off inflation. After the recent huge pickup in the Employment Cost Index (ECI), people are now talking about a 50 basis point increase in short-term rates sometime in the very near future. This contrasts with the comparatively mellow 25 basis point increases that have occurred five times since last June. Mr. Greenspan thinks that increasing the cost of money is the right thing to do under these circumstances, so I have no doubt that he will continue doing so until he gets some satisfaction in the form of lower inflation. As for how long this state of affairs might endure, neither I nor anyone else has any idea.

SO, GIVEN THIS SCENARIO, HOW ARE YOU POSITIONING THE PORTFOLIO FOR THE NEAR FUTURE?

WT: It's pretty much steady on the path we've been following recently. We own a lot of Treasuries that have done quite well for our investors. Barring any major event that would point to greater opportunity elsewhere, I think we'll continue in that vein. We've come close to adding some spread product several times, most recently around the release of the ECI numbers. However, they were much more aggressive numbers than even we expected, so we haven't done anything in that regard. We continue to upgrade what spread product we own by buying more of the most liquid names in higher credit ratings. For example, we haven't bought any "BBB" rated paper in quite some time. When it's been readily tradable, we've sold lower rated paper and put the proceeds into higher rated paper. We think this is a time to have a very high quality portfolio and a very liquid portfolio and are working to have ours be as much of both as possible.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Bond Fund seeks to provide a high total return consistent with moderate risk of capital. It is designed for investors who seek a total return that is higher than that generally available from short-term obligations while recognizing the greater price fluctuation of longer-term instruments.


-------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
7/26/93

-------------------------------------------------------------------------------
FUND NET ASSETS AS OF 4/30/00
$224,666,977

-------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 4/30/00
$1,551,344,595

-------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

-------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/13/00


EXPENSE RATIO
The fund's current annualized expense ratio of 0.64% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF APRIL 30, 2000

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)


[CHART]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MORTGAGE-BACKED SECURITIES                            28.4%
U.S.TREASURIES                                        26.8%
SHORT-TERM INVESTMENTS                                20.1%
CORPORATES                                            10.7%
ASSET-BACKED SECURITIES                                7.3%
SOVEREIGN BONDS & FOREIGN GOVERMENT BONDS              3.2%
FOREIGN CORPORATES                                     1.8%
PRIVATE PLACEMENTS                                     1.2%
CDS                                                    0.3%
U.S. AGENCIES                                          0.1%
CONV. PREFERRED STOCK                                  0.1%

30-DAY SEC YIELD
   6.36%*

DURATION
   4.97 YEARS

QUALITY BREAKDOWN
   AAA**             80%
   AA                 1%
   A                  6%
   OTHER             13%

*YIELD REFLECTS THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, THE 30-DAY SEC YIELD WOULD HAVE BEEN LOWER. YIELDS WILL FLUCTUATE.

**INCLUDES U.S. GOVERNMENT AGENCY, TREASURY OBLIGATIONS, COMMERCIAL PAPER, AND REPURCHASE AGREEMENTS.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

Opinions expressed herein and other fund data presented are based on current market conditions and are subject to change without notice. The fund invests through a master portfolio (another fund with the same objective). The fund invests in foreign securities, non-investment grade bonds, mortgage-backed securities, and derivatives that may make the fund more volatile.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

ASSETS
Investment in The U.S. Fixed Income Portfolio
  ("Portfolio"), at value                          $225,880,699
Prepaid Trustees' Fees                                    1,395
Prepaid Expenses and Other Assets                         7,509
                                                   ------------
    Total Assets                                    225,889,603
                                                   ------------
LIABILITIES
Dividends Payable to Shareholders                     1,133,820
Shareholder Servicing Fee                                46,423
Administrative Services Fee Payable                       4,498
Administration Fee Payable                                  190
Fund Services Fee Payable                                   158
Accrued Expenses                                         37,537
                                                   ------------
    Total Liabilities                                 1,222,626
                                                   ------------
NET ASSETS
Applicable to 23,149,127 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $224,666,977
                                                   ============
Net Asset Value, Offering and Redemption Price
  Per Share                                               $9.71
                                                           ----
                                                           ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $236,659,443
Accumulated Net Investment Income                       149,531
Accumulated Net Realized Loss on Investment          (7,583,251)
Net Unrealized Depreciation of Investment            (4,558,746)
                                                   ------------
    Net Assets                                     $224,666,977
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN BOND FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                    $ 7,563,255
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $333)                                       102,635
Allocated Portfolio Expenses                                    (351,898)
                                                             -----------
    Net Investment Income Allocated from
      Portfolio                                                7,313,992
FUND EXPENSES
Shareholder Servicing Fee                          $280,699
Administrative Services Fee                          27,625
Transfer Agent Fees                                  18,285
Registration Fees                                    11,673
Printing Expenses                                     6,357
Professional Fees                                     6,255
Line of Credit Expenses                               2,093
Fund Services Fee                                     1,899
Administration Fee                                    1,334
Trustees' Fees and Expenses                             977
Miscellaneous                                         8,984
                                                   --------
    Total Fund Expenses                                          366,181
                                                             -----------
NET INVESTMENT INCOME                                          6,947,811
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                   (2,705,491)
NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                         (1,208,635)
                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $ 3,033,685
                                                             ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED    FOR THE FISCAL
                                                   APRIL 30, 2000     YEAR ENDED
                                                    (UNAUDITED)    OCTOBER 31, 1999
                                                   --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                               $  6,947,811   $    12,075,425
Net Realized Loss on Investment Allocated from
  Portfolio                                           (2,705,491)       (4,850,924)
Net Change in Unrealized Depreciation of
  Investment Allocated from Portfolio                 (1,208,635)       (7,482,779)
                                                    ------------   ---------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                        3,033,685          (258,278)
                                                    ------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                 (6,983,827)      (12,086,746)
Net Realized Gain                                             --        (2,275,182)
                                                    ------------   ---------------
    Total Distributions to Shareholders               (6,983,827)      (14,361,928)
                                                    ------------   ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold      50,635,050       162,139,545
Reinvestment of Dividends and Distributions            5,162,095        12,519,298
Cost of Shares of Beneficial Interest Redeemed       (62,053,903)     (141,450,054)
                                                    ------------   ---------------
    Net Increase (Decrease) from Transactions in
      Shares of Beneficial Interest                   (6,256,758)       33,208,789
                                                    ------------   ---------------
    Total Increase (Decrease) in Net Assets          (10,206,900)       18,588,583
NET ASSETS
Beginning of Period                                  234,873,877       216,285,294
                                                    ------------   ---------------
End of Period (including undistributed net
  investment income of $149,531 and $185,547,
  respectively)                                     $224,666,977   $   234,873,877
                                                    ============   ===============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN BOND FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                    FOR THE SIX
                                                    MONTHS ENDED           FOR THE FISCAL YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2000  -----------------------------------------------------
                                                    (UNAUDITED)      1999       1998       1997       1996       1995
                                                   --------------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE PER UNIT, BEGINNING OF PERIOD          $   9.87    $  10.59   $  10.42   $  10.30   $  10.41   $   9.64
                                                       --------    --------   --------   --------   --------   --------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                      0.30        0.58       0.65       0.66       0.62       0.64
Net Realized and Unrealized Gain (Loss) on
  Investments                                             (0.16)      (0.60)      0.17       0.18      (0.11)      0.77
                                                       --------    --------   --------   --------   --------   --------
Total from Investment Operations                          (0.14)      (0.02)      0.82       0.84       0.51       1.41
                                                       --------    --------   --------   --------   --------   --------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                     (0.30)      (0.59)     (0.65)     (0.65)     (0.62)     (0.64)
Net Realized Gain                                            --       (0.11)        --      (0.07)        --         --
                                                       --------    --------   --------   --------   --------   --------
Total Distributions to Shareholders                       (0.30)      (0.70)     (0.65)     (0.72)     (0.62)     (0.64)
                                                       --------    --------   --------   --------   --------   --------

NET ASSET VALUE PER UNIT, END OF PERIOD                $   9.71    $   9.87   $  10.59   $  10.42   $  10.30   $  10.41
                                                       ========    ========   ========   ========   ========   ========

RATIOS AND SUPPLEMENTAL DATA
Total Return                                               1.37%      (0.23)%     8.06%      8.58%      5.13%     15.10%
Net Assets, End of Period (in thousands)               $224,667    $234,874   $216,285   $169,233   $149,207   $143,004
  Expenses                                                 0.64%       0.69%      0.66%      0.68%      0.66%      0.69%
  Net Investment Income                                    6.19%       5.72%      6.14%      6.41%      6.08%      6.40%
  Expenses without Reimbursement                           0.64%       0.69%      0.66%      0.68%      0.66%      0.69%

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Bond Fund (the "fund") is a separate series of J.P. Morgan Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund invests all of its investable assets in The U.S. Fixed Income Portfolio (the "portfolio"), a no-load diversified, open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (15% at April 30, 2000). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

   d) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   e) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the

J.P. MORGAN BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------
      business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 2000, the fees for these services amounted to $1,334.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund had agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Institutional Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended
      April 30, 2000, the fee for these services amounted to $27,625.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance services to fund shareholders. The Agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the fund. For the six months ended April 30, 2000, the fee for these services amounted to $280,699.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $1,899 for the six months ended April 30, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and

J.P. MORGAN BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------
      receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $500.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                   APRIL 30, 2000  OCTOBER 31, 1999
                                                   --------------  ----------------
Shares sold......................................      5,170,824        16,072,609
Reinvestment of dividends and distributions......        527,709         1,227,414
Shares redeemed..................................     (6,334,466)      (13,940,799)
                                                   -------------   ---------------
Net Increase (Decrease)..........................       (635,933)        3,359,224
                                                   =============   ===============

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1998, with unaffiliated lenders. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The maximum borrowing under the Agreement is $100,000,000. The Agreement expired on May 26, 1999, however, the fund as party to the Agreement has extended the Agreement and continues its participation therein for an additional 364 days until May 23, 2000 days. The maximum borrowing under the new Agreement is $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.085% (0.065% prior to May 26, 1999) on the unused portion of the committed amount which is allocated to the funds in accordance with procedures established by their respective trustees or directors. There were no outstanding borrowings to the Agreement at April 30, 2000.

The U.S. Fixed Income Portfolio
Semiannual Report April 30, 2000
(unaudited)
(The following pages should be read in conjunction with J.P. Morgan Bond Fund
Semiannual Financial Statements)

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                                        MOODY'S/S&P
   AMOUNT                     SECURITY DESCRIPTION                    RATING          VALUE
-------------   -------------------------------------------------  ------------  ---------------
ASSET BACKED SECURITIES (8.6%)
$ 10,000,000    Citibank Credit Card Master Trust I, Soft Bullet
                  Maturity, Series 1998-9, Class A, 5.300%
                  due 01/09/06...................................    Aaa/AAA     $    9,306,200
  12,000,000    Discover Card Master Trust, Series 1998-4, Class
                  A, 5.750% due 10/16/03.........................    Aaa/AAA         11,812,440
  16,912,030    Green Tree Financial Corp., Series 1993-3, Class
                  B, 6.850% due 10/15/18.........................    Baa1/NR         14,036,985
  10,000,000    Green Tree Financial Corp., Series 1999-5, Class
                  B1, 9.200% due 04/01/31........................     NR/BBB          9,206,200
  14,750,000    CNH Equipment Trust, Sequential Payer, Series
                  2000-A, Class A3, 7.140% due 08/15/04..........    Aaa/AAA         14,704,127
  35,090,000    DaimlerChrysler Auto Trust, Sequential Payer,
                  Series 00-A, Class A2, 6.760% due 01/06/03.....    Aaa/AAA         35,002,275
   5,000,000    First USA Credit Card Master Trust, Series
                  1999-1, Class C, 6.420% due 10/19/06...........     NR/NR           4,744,530
   5,550,000    Ford Credit Auto Owner Trust, Sequential Payer,
                  Series 2000-A, Class A3, 6.820% due 06/17/02...    Aaa/AAA          5,541,286
   5,000,000    Ford Credit Auto Owner Trust, Subordinate Bond,
                  Series 1999-A, Class D, 8.000% due 06/15/04....     NR/BB           4,868,750
  23,428,000    MBNA Master Credit Trust, Series 95-F, Class A,
                  6.600% due 01/15/03............................    Aaa/AAA         23,442,525
                                                                                 --------------
                    TOTAL ASSET BACKED SECURITY (COST
                      $135,360,386)..............................                   132,665,318
                                                                                 --------------

CERTIFICATES OF DEPOSIT - FOREIGN (0.3%)
CANADA (0.3%)
   4,000,000    Canadian Imperial Bank of Commerce, 6.200% due
                  08/01/00 (cost $4,000,100).....................    Aa3/AA-          3,995,600
                                                                                 --------------

CORPORATE OBLIGATIONS (12.6%)
AIRLINES (0.1%)
   1,882,890    Continental Airlines, Inc., Series 1999-2, Class
                  C-1, 7.730% due 03/15/11.......................    Baa1/A-          1,803,545
                                                                                 --------------

AUTOMOTIVE (0.9%)
   1,000,000    Chrysler Financial Corp., 6.625% due 08/15/00....     A1/A+             999,010
     135,000    Ford Motor Credit Corp., 7.250% due 01/15/03.....      A2/A             133,516
  10,000,000    Daimlerchrysler, N.A. Holding, 6.900% due
                  09/01/04.......................................     A1/A+           9,724,800
     735,000    Federal-Mogul Corp., 7.750% due 07/01/06.........    Ba2/BB+            601,134
   1,010,000    Ford Motor Credit Corp., 7.375% due 10/28/09.....      A2/A             976,286
                                                                                 --------------
                                                                                     12,434,746
                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                     SECURITY DESCRIPTION                   RATING          VALUE
-------------   -------------------------------------------------  ------------  ---------------
BANKING (1.1%)
$  1,000,000    Chase Manhattan Corp., 7.500% due 02/01/03.......      A1/A      $    1,001,100
  10,500,000    Comerica Bank, 6.160% due 06/12/00 (v)...........      A1/A          10,498,740
     585,000    FCB/NC Capital Trust I, 8.050% due 03/01/28......    Baa3/BB+           482,625
   2,200,000    Keycorp Institutional Capital, Series B, 8.250%
                  due 12/15/26...................................     A1/BBB          2,021,558
   2,500,000    Keystone Financial Mid-Atlantic Funding, MTN,
                  6.500% due 05/31/08............................   Baa2/BBB+         2,215,575
   1,500,000    US Bancorp Capital I, Series B, 8.270% due
                  12/15/26.......................................    A1/BBB+          1,388,355
                                                                                 --------------
                                                                                     17,607,953
                                                                                 --------------

BROADCASTING (0.1%)
   1,700,000    AMFM, Inc., 9.250% due 07/01/07..................      B1/B           1,704,250
                                                                                 --------------

BUILDING MATERIALS (0.1%)
   1,000,000    Armstrong World, Inc., 6.350% due 08/15/03.......    Baa1/A-            884,790
                                                                                 --------------

CHEMICALS (0.1%)
   1,000,000    Cytec Industries, Inc., MOPPRS, 6.846% due
                  05/11/05 (v)...................................    Baa2/BBB           913,990
                                                                                 --------------

CONSUMER GOODS & SERVICES (0.3%)
   5,000,000    Cendant Corp., 7.750% due 12/01/03...............    Baa1/BBB         4,872,700
                                                                                 --------------

ELECTRIC (0.9%)
  10,000,000    Pacific Corp., Series G, 6.710% due 01/15/26.....    Aaa/AAA          8,787,400
   5,000,000    PECO Energy Co., 8.000% due 04/01/02.............     Baa1/A          5,008,000
                                                                                 --------------
                                                                                     13,795,400
                                                                                 --------------

ENERGY (0.0%)
     506,000    Cogentrix Energy, Inc., 8.750% due 10/15/08......    Ba1/BB+            495,880
                                                                                 --------------

FINANCIAL SERVICES (2.5%)
     795,000    CIT Group Inc., 7.250% due 08/15/05..............     A1/A+             774,187
   1,000,000    Household Finance Corp., 6.875% due 03/01/03.....      A2/A             979,430
   6,500,000    Associates Corp. N.A., 5.875% due 07/15/02.......     Aa3/A+          6,278,415
   3,400,000    Commercial Credit Co., 8.700% due 06/15/10.......    Aa3/AA-          3,596,962
   5,000,000    Enterprise Rent-a-Car USA Finance Co., (144A),
                  6.375% due 05/15/03............................    Baa1/BBB         4,803,800
  23,500,000    Newcourt CR Group Inc., 6.875% due 02/16/05......     A1/A+          22,603,710
                                                                                 --------------
                                                                                     39,036,504
                                                                                 --------------

FOOD, BEVERAGES & TOBACCO (0.1%)
   2,000,000    Smithfield Foods, Inc., 7.625% due 02/15/08......    Ba3/BB+          1,742,500
                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                     SECURITY DESCRIPTION                   RATING          VALUE
-------------   -------------------------------------------------  ------------  ---------------
FOREST PRODUCTS & PAPER (0.7%)
$  5,000,000    Champion International Corp., 7.100% due
                  09/01/05.......................................    Baa1/BBB    $    4,754,050
   5,600,000    Georgia-Pacific Corp., 9.950% due 06/15/02.......   Baa2/BBB-         5,824,280
                                                                                 --------------
                                                                                     10,578,330
                                                                                 --------------

GAS PRODUCERS (0.9%)
   5,000,000    National Fuel Gas Co., Series D, MTN, 6.214% due
                  08/12/27.......................................     A2/A-           4,874,700
  10,000,000    NGC Corp. Capital Trust, Series B, 8.316% due
                  06/01/27.......................................   Baa3/BBB-         8,758,200
                                                                                 --------------
                                                                                     13,632,900
                                                                                 --------------

GAS-PIPELINES (1.0%)
  15,000,000    Enron Corp. (144A), 6.580% due 09/10/01 (v)......   Baa1/BBB+        14,997,000
   1,497,600    Express Pipeline LP, Series B, (144A), 7.390% due
                  12/31/17.......................................   Baa3/BBB-         1,278,576
                                                                                 --------------
                                                                                     16,275,576
                                                                                 --------------

HEALTH SERVICES (0.0%)
   2,000,000    Mariner Post-Acute Network, Inc., Series B,
                  9.500% due 04/01/06{/\}........................      C/D               10,000
                                                                                 --------------

MEDIA (0.7%)
   3,125,000    Adelphia Communications, Inc., 9.375% due
                  11/15/09.......................................     B1/B+           2,906,250
   3,125,000    Charter Communications Holdings LLC, 8.250% due
                  04/01/07.......................................     B2/B+           2,796,875
   1,200,000    Fox Family Worldwide, Inc., 9.250% due
                  11/01/07.......................................      B1/B           1,044,000
   2,500,000    Fox/Liberty Networks LLC, 8.875% due 08/15/07....    Ba1/BBB-         2,500,000
   1,900,000    Lamar Media Corp., 8.625% due 09/15/07...........      B1/B           1,767,000
                                                                                 --------------
                                                                                     11,014,125
                                                                                 --------------

METALS & MINING (0.1%)
   1,400,000    P&L Coal Holdings Corp., Series B, 9.625% due
                  05/15/08.......................................      B2/B           1,246,000
   1,000,000    Ryerson Tull, Inc., 8.500% due 07/15/01..........    Baa3/BBB           990,000
                                                                                 --------------
                                                                                      2,236,000
                                                                                 --------------

MISCELLANEOUS CONSUMER GOODS (0.1%)
   2,000,000    Sun World International, Inc., Series B, 11.250%
                  due 04/15/04...................................      B2/B           1,870,000
                                                                                 --------------

NATURAL GAS (0.0%)
     350,000    Williams Companies, Inc., 6.200% due 08/01/02....   Baa2/BBB-           338,754
                                                                                 --------------

OIL-PRODUCTION (0.4%)
   6,400,000    Canadian Occidental Petroleum Ltd., 7.125% due
                  02/04/04.......................................    Baa2/BBB         6,157,760
                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                     SECURITY DESCRIPTION                   RATING          VALUE
-------------   -------------------------------------------------  ------------  ---------------
OIL-SERVICES (0.2%)
$    500,000    Lasmo (USA) Inc., 6.750% due 12/15/07............    Baa2/BBB    $      452,095
   2,318,985    Oil Purchase Co., (144A), 7.100% due 04/30/02....    Ba2/BBB-         2,214,630
                                                                                 --------------
                                                                                      2,666,725
                                                                                 --------------

PHARMACEUTICALS (0.0%)
     500,000    McKesson Corp., 6.300% due 03/01/05..............     A3/A-             429,605
                                                                                 --------------

PROPERTY & CASUALTY (0.2%)
   3,000,000    Safeco Capital Trust I, 8.072% due 07/15/37......     A3/BBB          2,470,440
                                                                                 --------------

RAILROADS (0.4%)
   1,667,058    Burlington Northern Santa Fe Corp., Series
                  1996-A, 7.330% due 06/23/10....................     Aa3/A+          1,643,536
   5,350,000    Canadian National Railway, 7.000% due 03/15/04...    Baa2/BBB         5,167,832
                                                                                 --------------
                                                                                      6,811,368
                                                                                 --------------

RETAIL (0.2%)
   2,500,000    Federated Department Stores, Inc., 8.500% due
                  06/15/03.......................................   Baa1/BBB+         2,537,750
                                                                                 --------------

TELECOMMUNICATIONS (1.1%)
     700,000    US West Capital Funding Inc., 6.875% due
                  07/15/28.......................................    Baa1/A-            602,966
   3,000,000    McLeodUSA, Inc., 9.250% due 07/15/07.............     B1/B+           2,880,000
   1,000,000    Nextlink Communications, Inc., 9.625% due
                  10/01/07.......................................      B2/B             930,000
  10,000,000    Sprint Capital Corp., 5.875% due 05/01/04........   Baa1/BBB+         9,400,700
     400,000    Sprint Capital Corp., 6.500% due 11/15/01........   Baa1/BBB+           394,452
   2,000,000    Williams Communications Group, Inc., 10.700% due
                  10/01/07.......................................     B2/BB-          2,035,000
     500,000    Worldcom, Inc., 6.400% due 08/15/05..............     A3/A-             474,865
                                                                                 --------------
                                                                                     16,717,983
                                                                                 --------------

TRANSPORT & SERVICES (0.1%)
   2,000,000    Atlantic Express Transportation Corp., 10.750%
                  due 02/01/04...................................      B2/B           1,800,000
                                                                                 --------------

TRUCK & FREIGHT CARRIERS (0.3%)
   4,762,159    Federal Express Corp., Series 1999-1, Class C,
                  8.250% due 01/15/19............................   Baa1/BBB+         4,714,394
                                                                                 --------------
                    TOTAL CORPORATE OBLIGATIONS (COST
                      $207,865,003)..............................                   195,553,968
                                                                                 --------------

FOREIGN CORPORATE OBLIGATIONS (2.1%)
BERMUDA (0.3%)
TELECOMMUNICATION SERVICES
   4,125,000    Global Crossing Holdings Ltd., Inc. (144A),
                  9.125% due 11/15/06............................     Ba2/BB          4,011,562
                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                     SECURITY DESCRIPTION                   RATING          VALUE
-------------   -------------------------------------------------  ------------  ---------------
CANADA (0.8%)
FINANCIAL SERVICES
$  5,000,000    McKesson Finance of Canada, (144A), 6.550% due
                  11/01/02.......................................   Baa1/BBB+    $    4,611,200
                                                                                 --------------

TELECOMMUNICATION SERVICES
     300,000    Microcell Telecommunications, Inc., Series B,
                  Zero Coupon, 0.000% due 06/01/06 (v)...........     B3/NR             270,000
                                                                                 --------------

TELEPHONE
     325,000    Call-Net Enterprises, Inc., Zero Coupon, 0.000%
                  due 08/15/07...................................     B2/B+             162,500
                                                                                 --------------

TRANSPORT & SERVICES
   5,995,000    Laidlaw, Inc., 6.720% due 10/01/27...............     B2/BB-          2,038,300
                                                                                 --------------

WATER
   4,500,000    Hydro Quebec, Series GF, 8.875% due 03/01/26.....     A2/A+           5,053,950
                                                                                 --------------
                                                                                     12,135,950
                                                                                 --------------

FRANCE (0.1%)
ELECTRICAL EQUIPMENT
   1,785,000    Legrand S.A., 8.500% due 02/15/25................      A2/A           1,764,633
                                                                                 --------------

KOREA (0.2%)
BANKING
   1,665,000    Cho Hung Bank, (144A), 11.875% due 04/01/10
                  (v)............................................      B1/B           1,635,862
   2,135,000    Hanvit Bank, (144A), 11.750% due 03/01/10........      B1/B           2,094,969
                                                                                 --------------
                                                                                      3,730,831
                                                                                 --------------

NETHERLANDS (0.1%)
FINANCIAL SERVICES
   2,250,000    Montell Finance Co. BV, (144A), 8.100% due
                  03/15/27.......................................   Baa2/BBB-         2,146,275
                                                                                 --------------

UNITED KINGDOM (0.6%)
ELECTRIC
  10,000,000    United Utilities PLC, 6.875% due 08/15/28........    A3/BBB+          8,168,800
                                                                                 --------------

UTILITIES
   1,000,000    United Utilities PLC, 6.250% due 08/15/05........    A3/BBB+            913,140
                                                                                 --------------
                                                                                      9,081,940
                                                                                 --------------
                    TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                      $39,937,047)...............................                    32,871,191
                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                     SECURITY DESCRIPTION                   RATING          VALUE
-------------   -------------------------------------------------  ------------  ---------------
FOREIGN GOVERNMENT OBLIGATIONS (0.9%)
CANADA (0.9%)
$ 10,035,000    Province of Ontario, 7.625% due 06/22/04.........    Aa3/AA-     $   10,109,159
   4,700,000    Province of Quebec, Series NY, 6.500% due
                  01/17/06.......................................     A2/A+           4,465,658
                                                                                 --------------
                    TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST
                      $15,087,879)...............................                    14,574,817
                                                                                 --------------

MORTGAGE BACKED SECURITIES (33.3%)
COLLATERALIZED MORTGAGE OBLIGATIONS (3.1%)
   2,253,150    Bear Stearns Structured Securities Inc.,
                  Sequential Payer, Series 1997-2, Class 1A5,
                  (144A), 7.000% due 08/25/36....................     Aaa/NR          2,062,689
  12,500,000    CS First Boston Mortgage Securities Corp., Series
                  1999-C1, Class A2, Sequential Payer, 7.290% due
                  09/15/09.......................................     Aaa/NR         12,300,787
  29,645,664    First Nationwide Trust, Sequential Payer, Series
                  1999-4, Class 3PA1, 6.500% due 10/19/29........     NR/AAA         27,348,125
   5,000,000    GS Mortgage Securities Corp. II, Series
                  2000-GSFL, Class F, 7.630% due 08/15/04........    Baa2/BBB         5,000,000
   1,192,966    Vendee Mortgage Trust, Sequential Payer, Series
                  1997-1, Class 2C, 7.500% due 09/15/17..........     NR/NR           1,194,075
                                                                                 --------------
                                                                                     47,905,676
                                                                                 --------------

COMMERCIAL PROPERTIES (2.3%)
  11,500,000    Commercial Mortgage Acceptance Corp.,
                  Subordinated Bond, CSTR, Series 1997-ML1, Class
                  C, 6.774% due 12/15/07.........................      A2/A          10,608,750
  20,000,000    First Union Commercial Mortgage Trust, Sequential
                  Payer, Series 1999-C1, Class A2, 6.070% due
                  10/15/08.......................................     NR/AAA         18,059,380
   7,830,000    Morgan Stanley Capital I, Inc., Sequential Payer,
                  Series 1998-XL2, Class A2, 6.170% due
                  10/03/08.......................................     NR/AAA          7,091,044
                                                                                 --------------
                                                                                     35,759,174
                                                                                 --------------

MORTGAGE PASS-THROUGHS (27.9%)
  78,010,000    TBA FNMA, May, 6.500% due 05/01/30...............                    72,793,471
  40,370,000    TBA FNMA, May, 7.000% due 05/01/15...............                    39,423,727
   8,515,000    TBA FNMA, May, 7.500% due 05/01/30...............                     8,332,694
  32,175,000    TBA FNMA, May, 8.000% due 05/01/30...............                    32,124,807
  40,900,000    TBA FNMA, May, 6.500% due 05/01/15...............                    39,136,392
  59,865,000    TBA FNMA, May, 7.000% due 05/01/30...............                    57,274,043
   4,064,000    TBA GNMA, May, 7.000% due 05/01/30...............                     3,907,780
  45,435,000    TBA GNMA, May, 8.000% due 05/01/30...............                    45,527,233
     425,180    Federal Home Loan Bank, 7.000% due 09/01/09......                       418,289
   1,268,191    Federal Home Loan Mortgage Corp., 6.000% due
                  09/01/03-04/01/11..............................                     1,205,258
         343    Federal Home Loan Mortgage Corp., 12.500% due
                  08/01/14.......................................                           381
  72,928,389    FNMA , 6.500% due 07/01/28-02/01/29..............                    66,378,181
   3,266,088    FNMA, 7.000% due 09/01/29........................                     3,125,829

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                     SECURITY DESCRIPTION                   RATING          VALUE
-------------   -------------------------------------------------  ------------  ---------------
MORTGAGE PASS-THROUGHS (CONTINUED)
$  2,089,127    FNMA, 8.000% due 05/01/27........................                $    2,087,720
     330,417    FNMA, 9.000% due 12/01/24........................                       338,892
  53,772,113    GNMA, 6.500% due 11/15/29........................                    50,398,451
     216,505    GNMA, 7.000% due 12/15/08........................                       213,398
   9,109,437    GNMA, 7.500% due 01/15/27-02/15/27...............                     8,971,155
   1,205,797    GNMA, 8.000% due 04/15/22-08/15/26...............                     1,214,134
     219,242    GNMA, 8.500% due 05/15/27........................                       223,362
      68,840    GNMA , 9.000% due 12/15/26.......................                        71,564
                                                                                 --------------
                                                                                    433,166,761
                                                                                 --------------
                    TOTAL MORTGAGE BACKED SECURITY (COST
                      $523,684,464)..............................                   516,831,611
                                                                                 --------------

PRIVATE PLACEMENT (1.4%)
FINANCIAL SERVICES (0.3%)
   5,672,558    500 Grant Street Associates, (144A), 6.460% due
                  12/01/08.......................................     A2/NR           5,273,210
                                                                                 --------------

REAL ESTATE (1.1%)
   4,444,044    180 East End Avenue Note, secured by first
                  mortgage and agreement on co-op apartment
                  building in new York City, 6.875% due 01/01/28
                  (f)............................................     NR/NR           4,094,876
  10,939,671    200 East 57th Street, secured by first mortgage
                  and agreement on co-op apartment building in
                  New York City, 6.500% due 01/01/14 (f).........     NR/NR           9,844,391
   3,260,264    81 Irving Place Note, secured by first mortgage
                  and agreement on co-op apartment buliding in
                  New York City , 6.950% due 01/01/29 (f)........     NR/NR           3,011,800
                                                                                 --------------
                                                                                     16,951,067
                                                                                 --------------
                    TOTAL PRIVATE PLACEMENT (COST $24,316,537)...                    22,224,277
                                                                                 --------------

SOVEREIGN BONDS (2.7%)
ARGENTINA (0.3%)
   1,065,000    Republic of Argentina Global Bonds, 12.000% due
                  02/01/20.......................................     B1/BB           1,051,687
   4,875,000    Republic of Argentina Global Bonds, Series BGL5,
                  11.375% due 01/30/17...........................     B1/BB           4,641,000
                                                                                 --------------
                                                                                      5,692,687
                                                                                 --------------

BRAZIL (0.4%)
     715,000    Republic of Brazil, 7.375% due 04/15/09 (v)......     B2/NR             586,300
   3,337,000    Republic of Brazil, 7.438% due 04/15/06 (v)......     B2/B+           2,978,273
   1,840,000    Republic of Brazil Discount Bonds, Series 30 Year
                  ZL, 7.375% due 04/15/24 (v)....................     B2/NR           1,421,400
   1,395,000    Republic of Brazil Global Bonds, 12.750% due
                  01/15/20.......................................     B2/B+           1,337,108
                                                                                 --------------
                                                                                      6,323,081
                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                     SECURITY DESCRIPTION                   RATING          VALUE
-------------   -------------------------------------------------  ------------  ---------------
BULGARIA (0.2%)
$  4,135,000    Republic of Bulgaria Global FLIRB, Series A,
                  2.750% due 07/28/12 (v)........................     B2/NR      $    2,873,825
                                                                                 --------------

COLOMBIA (0.5%)
   3,035,000    Republic of Colombia, 9.750% due 04/23/09........    Ba2/BB+          2,382,475
   5,995,000    Republic of Colombia, 11.750% due 02/25/20.......    Ba2/BB+          5,080,763
                                                                                 --------------
                                                                                      7,463,238
                                                                                 --------------

MEXICO (0.3%)
   2,325,000    United Mexican States Global Bonds, 11.500% due
                  05/15/26.......................................    Baa3/BB+         2,749,313
   1,830,000    United Mexican States Global Bonds, Series XW,
                  10.375% due 02/17/09...........................    Baa3/BB+         1,923,330
                                                                                 --------------
                                                                                      4,672,643
                                                                                 --------------

PANAMA (0.3%)
   6,429,437    Republic of Panama PDI, 7.544% due 07/17/16
                  (v)............................................     NR/NR           5,175,697
                                                                                 --------------

PERU (0.2%)
   4,090,000    Peru PDI, Series 20 Year, 4.500% due 03/07/17....     Ba3/BB          2,735,188
                                                                                 --------------

PHILIPPINES (0.3%)
   3,855,000    Republic of Philippines Global Bonds, 9.875% due
                  01/15/19.......................................    Ba1/BB+          3,411,675
   1,170,000    Republic of Philippines Global Bonds, 10.625% due
                  03/16/25.......................................    Ba1/BB+          1,080,788
                                                                                 --------------
                                                                                      4,492,463
                                                                                 --------------

TURKEY (0.2%)
   2,325,000    Republic of Turkey, 11.875% due 01/15/30.........     B1/B+           2,513,906
                                                                                 --------------
                    TOTAL SOVEREIGN BONDS (COST $44,524,130).....                    41,942,728
                                                                                 --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)
FEDERAL HOME LOAN MORTGAGE CORP. (0.1%)
     886,013    REMIC: Sequential Payer, Series 1980, Class C,
                  Partially Callable, 6.850% due 10/15/21 (cost
                  $887,106)......................................                       882,132
                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                     SECURITY DESCRIPTION                   RATING          VALUE
-------------   -------------------------------------------------  ------------  ---------------
U.S. TREASURY OBLIGATIONS (31.6%)
U.S. TREASURY BONDS (11.5%)
$  2,300,000    6.500% due 11/15/26..............................                $    2,383,743
  81,753,000    6.750% due 08/15/26..............................                    87,322,014
  70,195,000    8.875% due 02/15/19..............................                    89,783,617
                                                                                 --------------
                                                                                    179,489,374
                                                                                 --------------

U.S. TREASURY NOTES (19.1%)
 199,310,000    5.500% due 05/15/09 (s)..........................                   187,662,324
  12,425,000    6.000% due 08/15/09..............................                    12,137,610
  31,835,000    6.500% due 02/15/10..............................                    32,466,606
  62,950,000    6.875% due 05/15/06 (s)..........................                    63,972,938
                                                                                 --------------
                                                                                    296,239,478
                                                                                 --------------

U.S. TREASURY STRIPS (1.0%)
  38,155,000    PO, 6.237% (y) due 11/15/15......................                    14,685,860
                                                                                 --------------
                    TOTAL U.S. TREASURY OBLIGATIONS (COST
                      $488,658,280)..............................                   490,414,712
                                                                                 --------------

   SHARES
-------------
PREFERRED STOCK (0.2%)
FINANCIAL SERVICES (0.2%)
     150,000    TCI Ccmmunications Financing (cost $4,087,500)...       3,862,500
                                                                   --------------

  PRINCIPAL
   AMOUNT
-------------
SHORT-TERM INVESTMENTS (23.6%)
SHORT-TERM INVESTMENTS (23.4%)
 362,540,117    J.P. Morgan Institutional Prime Money
                  Market Fund (s)................................     362,540,117
                                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                     SECURITY DESCRIPTION                     VALUE
-------------   -------------------------------------------------  ---------------
U.S. TREASURY OBLIGATIONS (0.2%)
$  3,400,000    United States Treasury Notes, 5.625%
                  due 11/30/00 (s)...............................  $    3,385,108
                                                                   --------------
                    TOTAL SHORT-TERM INVESTMENTS (COST
                     $365,938,893)...............................     365,925,225
                                                                   --------------
                TOTAL INVESTMENTS (COST $1,854,347,326)
                  (117.4%).......................................   1,821,744,079
                LIABILITIES IN EXCESS OF OTHER ASSETS (-17.4%)...    (270,399,484)
                                                                   --------------
                NET ASSETS (100.0%)..............................  $1,551,344,595
                                                                   ==============

------------------------------
Note: Based on the cost of the investments of $1,854,347,326 for federal income tax purposes at April 30, 2000, the aggregate gross unrealized appreciation and depreciation was $5,129,464 and $37,732,711, respectively, resulting in net unrealized depreciation of $32,603,247.

(f)Fair valued security. Approximately 1.0% of the market value of the securities have been valued at fair value. (See Note 1a)

(s)Security is fully or partially segregated with custodian as collateral for future contracts or with broker as initial margin for futures contracts. $624,838,016 of the market value has been segregated.

(t)All or a portion of the security has been segregated as collateral for TBA securities and when issued securities.

(v)Rate shown reflects current rate on variable or floating rate instrument or investment with step coupon rate.

(y) Yield to maturity.

{/\} Defaulted security.

Abbreviations used in the schedule of investment are as follows:

144A - Securities restricted for resale to Qualified Institutional Buyers.

CSTR - Collateral Strip Rate.

FLIRB - Floating Interest Rate Bond.

FNMA - Federal National Mortgage Association.

GNMA - Government National Mortgage Association.

MOPPRS - Mandatory Par Put Remarketed Security.

MTN - Medium Term Note.

PDI - Past Due Interest.

PO - Principal Only.

REMIC - Real Estate Mortgage Investment Conduit.

TBA - Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity will be determined upon settlement date.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $1,854,347,325 )        $1,821,744,079
Cash                                                    1,989,859
Receivable for Investments Sold                       105,310,295
Interest Receivable                                    20,504,006
Other Assets                                               57,164
Prepaid Trustees' Fees                                      8,506
Prepaid Expenses and Other Assets                           4,915
                                                   --------------
    Total Assets                                    1,949,618,824
                                                   --------------
LIABILITIES
Payable for Investments Purchased                     397,719,094
Advisory Fee Payable                                      377,632
Variation Margin Payable                                   51,788
Administrative Services Fee Payable                        30,499
Administration Fee Payable                                    748
Accrued Expenses                                           94,468
                                                   --------------
    Total Liabilities                                 398,274,229
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $1,551,344,595
                                                   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $50,541,772
Dividend Income (Net of Foreign Withholding Tax
  of $2,250 )                                                       669,107
                                                                -----------
    Investment Income                                            51,210,879
EXPENSES
Advisory Fee                                       $ 2,083,567
Administrative Services Fee                            185,234
Custodian Fees and Expenses                            161,416
Professional Fees and Expenses                          24,312
Fund Services Fee                                       12,713
Trustees' Fees and Expenses                              6,524
Administration Fee                                       6,486
Miscellaneous                                            7,089
                                                   -----------
    Total Expenses                                   2,487,341
Less: Reimbursement of Expenses                       (136,933)
                                                   -----------
NET EXPENSES                                                      2,350,408
                                                                -----------
NET INVESTMENT INCOME                                            48,860,471
NET REALIZED GAIN (LOSS) ON INVESTMENTS            (22,465,033)
Futures, Options and Swap Contracts                  3,705,858
Foreign Currency Transactions                          881,067
                                                   -----------
NET REALIZED LOSS                                               (17,878,108)
NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENTS                                       (8,092,988)
Futures, Options and Swap Contracts                     10,197
Foreign Currency Contracts and Translations           (876,484)
                                                   -----------
NET CHANGE IN UNREALIZED DEPRECIATION                            (8,959,275)
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $22,023,088
                                                                ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED    FOR THE FISCAL
                                                   APRIL 30, 2000     YEAR ENDED
                                                    (UNAUDITED)    OCTOBER 31, 1999
                                                   --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   48,860,471  $    90,985,155
Net Realized Loss on Investments                      (17,878,108)     (40,014,602)
Net Change in Unrealized Depreciation of
  Investments                                          (8,959,275)     (48,217,908)
                                                   --------------  ---------------
    Net Increase in Net Assets Resulting from
      Operations                                       22,023,088        2,752,645
                                                   --------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         312,680,724      936,203,363
Withdrawals                                          (381,480,896)    (688,024,126)
                                                   --------------  ---------------
    Net Increase (Decrease) from Investors'
      Transactions                                    (68,800,172)     248,179,237
                                                   --------------  ---------------
    Total Increase (Decrease) in Net Assets           (46,777,084)     250,931,882

NET ASSETS
Beginning of Period                                 1,598,121,679    1,347,189,797
                                                   --------------  ---------------
End of Period                                      $1,551,344,595  $ 1,598,121,679
                                                   ==============  ===============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                       FOR THE
                                                   SIX MONTHS ENDED  FOR THE FISCAL YEAR ENDED OCTOBER 31,
                                                    APRIL 30, 2000   --------------------------------------
                                                     (UNAUDITED)      1999    1998    1997    1996    1995
                                                   ----------------  ------  ------  ------  ------  ------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                                0.32%   0.36%   0.36%   0.37%   0.37%   0.39%
  Net Investment Income                                       6.68%   6.05%   6.42%   6.70%   6.38%   6.68%
Portfolio Turnover                                             247%    465%    115%     93%    186%    293%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Fixed Income Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $91,653,371 on that date from J.P. Morgan Bond Fund in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in emerging and international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market and foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of debt, asset-backed and mortgage securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of asset-backed and mortgage securities can be significantly affected by changes in interest rates or rapid principal payments including pre-payments.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At April 30, 2000, the portfolio had no open forward foreign currency contracts:

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering in to such a contract the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such eceipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------
      contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Open futures contracts at April 30, 2000 are summarized as follows:

   f) The portfolio may enter into commitments to buy and sell investments to settle on future dates as part of its normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the security were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

   g) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 28, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated
      ("J.P. Morgan"). Under the terms of the Agreement, the portfolio paid Morgan at an annual rate of 0.30% of the portfolio's average daily net assets. Effective October 28, 1998 the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the Agreement will remain the same. For the six months ended April 30, 2000, this fee amounted to $2,083,567

      The fund may invest in one or more affiliated money market funds:
      J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the fund in an amount to offset any doubling of investment advisory and shareholder servicing fees. For the six months ended April 30, 2000, J.P. Morgan has agreed to reimburse the fund $174,973 under this agreement.

   b) The portfolio, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------
      the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 2000, the fee for these services amounted to $6,486.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first
      $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the six months ended April 30, 2000 the fee for these services amounted to $185,234.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $12,713 for the six months ended April 30, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,400.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended April 30, 2000, were as follows:

                                                      COST OF         PROCEEDS
                                                     PURCHASES       FROM SALES
                                                   --------------  --------------
U.S. Government and Agency Obligations...........  $3,229,362,449  $2,904,247,716
Corporate and Collateralized Obligations.........     783,663,605     707,913,185
                                                   --------------  --------------
                                                   $4,013,026,054  $3,612,160,901
                                                   ==============  ==============

Open Futures Contracts at April 30, 2000 are as follows:

                                                                    NET UNREALIZED
                                                                    APPRECIATION/   MARKET VALUE
                                                   CONTRACTS LONG   (DEPRECIATION)  OF CONTRACTS
                                                   ---------------  --------------  ------------
U.S. Treasury Long Bond, expiring
 June 2000.......................................             290   $    (437,939)  $ 28,003,125
                                                   ==============   =============   ============

                                                   CONTRACTS SHORT
                                                   ---------------
U.S. Five-Year Treasury Note, expiring
 June 2000.......................................             354   $     431,223   $ 34,542,658
U.S. Ten-Year Treasury Note, expiring
 June 2000.......................................           1,042        (639,438)   101,025,161
                                                   --------------   -------------   ------------
Totals...........................................           1,396   $    (208,215)  $135,567,819
                                                   ==============   =============   ============

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

  J.P. MORGAN FUNDS
     PRIME MONEY MARKET FUND
     TREASURY MONEY MARKET FUND
     FEDERAL MONEY MARKET FUND
     TAX EXEMPT MONEY MARKET FUND
     TAX AWARE ENHANCED INCOME FUND: SELECT SHARES
     SHORT TERM BOND FUND
     BOND FUND
     GLOBAL STRATEGIC INCOME FUND
     TAX EXEMPT BOND FUND
     NEW YORK TAX EXEMPT BOND FUND
     CALIFORNIA BOND FUND: SELECT SHARES
     DIVERSIFIED FUND
     DISCIPLINED EQUITY FUND
     U.S. EQUITY FUND
     U.S. SMALL COMPANY FUND
     U.S. SMALL COMPANY OPPORTUNITIES FUND
     TAX AWARE DISCIPLINED EQUITY FUND: SELECT SHARES
     INTERNATIONAL EQUITY FUND
     EUROPEAN EQUITY FUND
     INTERNATIONAL OPPORTUNITIES FUND
     EMERGING MARKETS EQUITY FUND

FOR MORE INFORMATION ON THE J.P. MORGAN FUNDS, CALL J.P. MORGAN
FUNDS SERVICES AT (800) 521-5411
IMSAR 207

J.P. MORGAN
BOND FUND

SEMIANNUAL REPORT
APRIL 30, 2000